Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
Schedule of lease term

Description of lease	Lease term
Office at Wanchai, Hong Kong	2 years from January 31, 2022 to January 30, 2024
Office at Wanchai, Hong Kong	2 years from January 31, 2024 to January 30, 2026

Schedule of operating lease amounts recognized in the consolidated balance sheet	Amounts recognized in the consolidated balance sheet:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Right-of-use assets	1,563,916	852,343	108,580

Operating lease liabilities - current	1,440,666	852,343	108,580
Operating lease liabilities - non-current	123,249	-	-

Weighted average remaining lease term (in years)	1.08	0.59
Weighted average discount rate (%)	4.88	4.88

Schedule of lease cost	A summary of lease cost recognized in the Company’s unaudited condensed consolidated statements of income and supplemental cash flow information related to operating leases for the six months ended June 30, 2024 and 2025 is as follows:

	June 30, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Amortization charge of right-of-use assets	751,883	742,500	94,587
Operating lease expense	805,297	795,795	101,376
Cash paid for operating leases	757,500	742,500	94,587
Operating lease right-of-use assets, obtained in exchange for operating lease liabilities	-	-	-

Schedule of remaining contractual maturities of operating lease liabilities
(c) The following table shows the remaining contractual maturities of the Company’s operating lease liabilities as of June 30, 2025:

	HK$	US$
2025 (remaining)	742,500	94,587
2026	123,750	15,765
Total future lease payments	866,250	110,352
Less: imputed interest	(13,907)	(1,772)
Present value of operating lease liabilities	852,343	108,580